Derivative Instruments - Net Gains or Losses Recognized in Costs and Expenses on Economic Exposures Associated with Foreign Currency Exchange Rates (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Costs and Expenses
Derivative [Line Items]
Net gains (losses) on foreign currency denominated assets and liabilities	$ (27)	$ 17	$ (146)	$ 105	$ 2
Net gains (losses) on foreign exchange risk management contracts not designated as hedges	24	(14)	104	(120)	(65)
Net gains (losses)	(3)	3	(42)	(15)	(63)
Interest expense, net
Derivative [Line Items]
Net gains (losses) on foreign currency denominated assets and liabilities	40	3	39	(13)	(2)
Net gains (losses) on foreign exchange risk management contracts not designated as hedges	(39)	(1)	(46)	11	0
Net gains (losses)	1	2	(7)	(2)	(2)
Income Taxes
Derivative [Line Items]
Net gains (losses) on foreign currency denominated assets and liabilities	15	3	29	3	49
Net gains (losses) on foreign exchange risk management contracts not designated as hedges	(18)	(1)	(19)	24	(24)
Net gains (losses)	$ (3)	$ 2	$ 10	$ 27	$ 25